Statement of Financial Position (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	€ 6,681	€ 7,041
Current portion of net trade accounts and notes receivable	7,895	11,148
Other receivables	1,497	842
Inventories	4,698	4,263
Deferred tax assets	22	32
Other assets, current portion	331	367
Short-term investment	1,000	1,036
Total current assets	22,125	24,729
Noncurrent Assets
Property and equipment, net	1,655	2,035
Intangible assets, net	36	71
Goodwill	2,412	2,412
Deposits and other non-current assets	331	396
Net Trade accounts and notes receivable, non current	316	801
Total assets	26,874	30,444
Current liabilities
Trade accounts and notes payable	5,435	6,336
Deferred revenues, current portion	826	885
Social security and other payroll withholdings taxes	760	729
Employee absences compensation	506	473
Income taxes payable	10	12
Other accrued liabilities	1,570	1,928
Short-term borrowings	2,208	2,095
Current portion of capital lease obligations	184	459
Current portion of long-term debt	90	207
Total current liabilities	11,589	13,124
Deferred revenues, non current	47	79
Capital lease obligations, non current	378	494
Non Convertible debentures	0	4,416
Financial instruments carried at fair value	3,439	1,754
Long-term debt, non current	239	415
Other long-term liabilities	1,897	1,999
Total liabilities	17,589	22,282
Shareholders' equity
Common stock, €0.13 par value; 22,171,198 shares issued and 21,789,670 shares outstanding; 18,753,757 shares issued and 18,372,229 shares outstanding; at December 31, 2013 and 2012, respectively	2,882	2,438
Additional paid-in capital	51,385	45,791
Retained earnings	(40,590)	(35,569)
Cumulative other comprehensive loss	(3,221)	(3,327)
Treasury stock, at cost; 381,528 at December 31, 2012 and 2011, respectively	(1,172)	(1,172)
Total shareholders' equity	9,284	8,161
Total liabilities and shareholders' equity	€ 26,874	€ 30,444